Changes in the Corporation's Liability of Estimated Losses from Credit Recourses Agreements (Detail) (Guarantee on loans sold or serviced with credit recourse, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 53,729	$ 15,584
Additions for new sales	0	0
Provision	43,828	53,979
Net charge-offs / terminations	(38,898)	(15,834)
Balance as of end of period	$ 58,659	$ 53,729